Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash	$ 40,075,000	$ 23,986,000
Nominal value amount		40,300,000
Fair value amount		39,700,000
Valuation inputs [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Nominal value amount		600,000
Fair value amount		$ 600,000
Broker license [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	50,000
Other current financial assets	0
Furniture and equipment sales lease back [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	1,444,000
Short term restricted cash	$ 331,000